May 02, 2019
SA Oppenheimer Main Street Large Cap Portfolio
SA Oppenheimer Main Street Large Cap Portfolio

SunAmerica Series Trust (the “Trust”)

SA Oppenheimer Main Street Large Cap Portfolio (the “Portfolio”)

Supplement dated May 2, 2019, to the Statutory Prospectus

dated May 1, 2019, as supplemented and amended to date

The following changes to the Prospectus will become effective on or about May 24, 2019:

The second paragraph in the subsection entitled “Portfolio Summary: SA Oppenheimer Main Street Large Cap Portfolio (formerly, Equity Opportunities Portfolio) – Performance Information” is deleted in its entirety and replaced with the following:

OppenheimerFunds, Inc. (“Oppenheimer”) served as subadviser of the Portfolio since May 1, 2007. Upon the acquisition of Oppenheimer on or about May 24, 2019, Invesco Advisers, Inc. (“Invesco”) assumed subadvisory duties of the Portfolio.

In the subsection entitled “Portfolio Summary: SA Oppenheimer Main Street Large Cap Portfolio (formerly, Equity Opportunities Portfolio) – Investment Adviser,” all references to Oppenheimer are replaced with Invesco.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.